Shareholders' Equity (Details) - USD ($)								12 Months Ended
		Apr. 13, 2026	May 07, 2025	Mar. 28, 2025	Mar. 26, 2025	Jun. 21, 2023	Mar. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 05, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]							200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.00025	$ 0.00025
Underwriters option period					45 days
Net proceeds (in Dollars)			$ 7,158,017
Ordinary Shares, shares issued	[1]							5,038,018	4,590,004
Ordinary shares, shares outstanding	[1]							5,038,018	4,590,004
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[2]							448,014
Sale of ordinary shares					400,013
Price per share (in Dollars per share)					$ 18.5
Offering price (in Dollars per share)					$ 20
Registered Agent [Member]
Shareholders’ Equity [Line Items]
Shares issued							1
Win-Fung [Member]
Shareholders’ Equity [Line Items]
Shares issued						4,590,003
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued		5
Reverse split		1-for-5 reverse share split
Subsequent Event [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares, shares issued		5,038,018
Ordinary shares, shares outstanding		5,038,018
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized										1,000,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.00005
Maximum [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		1,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00025
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized										500,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Minimum [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00005
Underwriters [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares					60,000
Price per share (in Dollars per share)					$ 18.5
Initial Public Offering [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares				400,013
Gross proceeds (in Dollars)				$ 8,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares			48,001
Gross proceeds (in Dollars)			$ 960,000

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.
[2]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.